Other accounts receivable, net (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other accounts receivable, net
Credit cards	$ 389,634	$ 96,646	$ 191,322
Other accounts receivable	189,904	101,487	117,582
Other points of sales	102,002	71,054	54,719
Travel agencies and insurance commissions	76,975	39,806	27,925
Affinity credit card	49,040	55,172	40,517
Cargo clients	46,600	41,408	34,655
Airport services	42,894	9,991	5,898
Employees	29,681	27,274	8,878
Benefits from suppliers	26,989	68,946
Marketing services receivable	7,024	7,999	13,435
Settlement receivable	2,422
Insurance claims	143		1,345
Other current accounts receivable, gross	963,308	519,783	496,276
Allowance for credit losses	(40,308)	(11,304)	(17,809)	$ (19,317)
Other accounts receivable, net	$ 923,000	$ 508,479	$ 478,467